Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.71%
Australia–1.31%
Rio Tinto PLC	14,477	$664,534
Belgium–0.46%
Umicore S.A.	6,695	234,119
Brazil–1.02%
Pagseguro Digital Ltd., Class A(a)	26,736	516,807
China–1.32%
Autohome, Inc., ADR	7,345	521,642
Ping An Healthcare and Technology Co. Ltd.(a)(b)	15,900	147,506
		669,148
Denmark–3.01%
AP Moller - Maersk A/S, Class B	405	363,314
Novo Nordisk A/S, Class B	19,262	1,161,912
		1,525,226
France–1.39%
Airbus SE(a)	6,518	422,909
Dassault Systemes SE	1,913	283,691
		706,600
Germany–6.42%
Infineon Technologies AG	24,987	374,271
KION Group AG	12,765	560,718
RWE AG	14,136	378,405
SAP SE	7,559	868,175
Siemens AG	12,474	1,073,616
		3,255,185
Hong Kong–2.67%
AIA Group Ltd.	150,800	1,356,642
Ireland–0.80%
Ryanair Holdings PLC, ADR(a)	7,656	406,457
Italy–3.52%
Enel S.p.A.	180,932	1,259,363
Prysmian S.p.A.	33,024	528,864
		1,788,227
Japan–8.44%
Asahi Group Holdings Ltd.	21,000	681,847
FANUC Corp.	2,000	271,216
Hitachi Ltd.	31,000	902,405
KDDI Corp.	33,500	990,196
Kobe Bussan Co. Ltd.	8,300	327,497
Nissan Chemical Corp.	19,400	706,551
Shionogi & Co. Ltd.	8,200	403,490
		4,283,202
Luxembourg–0.98%
ArcelorMittal S.A.	52,606	498,545
Singapore–1.32%
DBS Group Holdings Ltd.	51,300	670,756
Shares		Value
South Korea–1.01%
Samsung Electronics Co. Ltd.	13,131	$510,325
Spain–0.83%
Bankinter S.A.	114,109	418,934
Sweden–1.30%
Svenska Handelsbanken AB, Class A	78,964	661,262
Switzerland–1.91%
Cie Financiere Richemont S.A.	9,371	513,574
Novartis AG	5,520	456,201
		969,775
Taiwan–1.16%
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	589,117
United Kingdom–11.47%
B&M European Value Retail S.A.	130,129	444,317
Experian PLC	18,826	524,082
Imperial Brands PLC	58,938	1,092,471
Nomad Foods Ltd.(a)	67,831	1,258,943
Reckitt Benckiser Group PLC	16,679	1,280,074
Royal Dutch Shell PLC, Class A, ADR	14,059	490,519
St James’s Place PLC	76,465	728,618
		5,819,024
United States–48.37%
Activision Blizzard, Inc.	12,880	766,102
Align Technology, Inc.(a)	674	117,242
Alphabet, Inc., Class C(a)	1,714	1,993,056
American Express Co.	12,762	1,092,555
Aptiv PLC	7,112	350,195
BioMarin Pharmaceutical, Inc.(a)	7,875	665,437
Chevron Corp.	14,063	1,019,005
Chubb Ltd.	5,359	598,547
Comcast Corp., Class A	33,733	1,159,741
Delta Air Lines, Inc.	14,656	418,136
EPAM Systems, Inc.(a)	4,619	857,564
Facebook, Inc., Class A(a)	4,217	703,396
First Republic Bank	12,871	1,059,026
Globus Medical, Inc., Class A(a)	24,663	1,048,917
HCA Healthcare, Inc.	6,358	571,266
IQVIA Holdings, Inc.(a)	4,214	454,522
James Hardie Industries PLC, CDI	26,066	304,020
Marsh & McLennan Cos., Inc.	7,410	640,669
Mastercard, Inc., Class A	2,958	714,534
Moody’s Corp.	2,579	545,458
NIKE, Inc., Class B	6,919	572,478
Northrop Grumman Corp.	1,803	545,498
PepsiCo, Inc.	8,976	1,078,018
Pinterest, Inc., Class A(a)	31,907	492,644
Progressive Corp. (The)	6,849	505,730
Raytheon Technologies Corp.	8,830	832,934
salesforce.com, inc.(a)	9,967	1,435,049
Samsonite International S.A.(b)	542,400	512,877
Silk Road Medical, Inc.(a)	3,879	122,111
Texas Instruments, Inc.	7,370	736,484

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
United States–(continued)
Thermo Fisher Scientific, Inc.	1,028	$291,541
Verizon Communications, Inc.	20,528	1,102,969
Wynn Resorts Ltd.	11,350	683,156
Zimmer Biomet Holdings, Inc.	5,446	550,482
		24,541,359
Total Common Stocks & Other Equity Interests (Cost $53,130,641)		50,085,244
Money Market Funds–1.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	246,573	246,573
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	134,411	$134,357
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	281,797	281,797
Total Money Market Funds (Cost $662,698)		662,727
TOTAL INVESTMENTS IN SECURITIES—100.02% (Cost $53,793,339)		50,747,971
OTHER ASSETS LESS LIABILITIES–(0.02)%		(10,663)
NET ASSETS–100.00%		$50,737,308
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $660,383, which represented 1.30% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/13/2020	Royal Bank of Canada	JPY	202,000,000	USD	1,844,715	$(37,420)

Abbreviations:
JPY	– Japanese Yen
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$664,534	$—	$664,534
Belgium	—	234,119	—	234,119
Brazil	516,807	—	—	516,807
China	521,642	147,506	—	669,148
Denmark	—	1,525,226	—	1,525,226
France	—	706,600	—	706,600
Germany	—	3,255,185	—	3,255,185
Hong Kong	—	1,356,642	—	1,356,642
Ireland	406,457	—	—	406,457
Italy	—	1,788,227	—	1,788,227
Japan	—	4,283,202	—	4,283,202
Luxembourg	—	498,545	—	498,545
Singapore	—	670,756	—	670,756
South Korea	—	510,325	—	510,325
Spain	—	418,934	—	418,934
Sweden	—	661,262	—	661,262
Switzerland	—	969,775	—	969,775
Taiwan	—	589,117	—	589,117
United Kingdom	1,749,462	4,069,562	—	5,819,024
United States	23,724,462	816,897	—	24,541,359
Money Market Funds	662,727	—	—	662,727
Total Investments in Securities	27,581,557	23,166,414	—	50,747,971
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(37,420)	—	(37,420)
Total Investments	$27,581,557	$23,128,994	$—	$50,710,551

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Global Core Equity Fund